S000059297 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.42%)	1.79%
ICE BofA US High Yield Constrained Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.50%	4.50%	4.90%
iShares Broad USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.79%	4.50%	4.87%
Performance Inception Date				Oct. 25, 2017
iShares Broad USD High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.80%	1.86%	2.30%
iShares Broad USD High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.13%	2.24%	2.56%

[1]	The ICE BofA US High Yield Constrained Index (Spliced) reflects the performance of the standard pricing variant of the ICE BofA US High Yield Constrained Index through February 28, 2021; the 4 PM pricing variant of the ICE BofA US High Yield Constrained Index from March 1, 2021 through November 30, 2023; and the standard pricing variant of the ICE BofA US High Yield Constrained Index, which now utilizes pricing as of 4 PM, thereafter.